Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Real Estate ETF
FIRST QUARTER REPORT
March 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Real Estate ETF
March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Real Estate ETF | 2025
Notes to Portfolio of Investments
Common Stocks 99.4%
Issuer Shares Value ($)
Real Estate  99.4%
Diversified REITs 3.8%
Alexander & Baldwin, Inc. 320 5,514
Broadstone Net Lease, Inc. 1,008 17,176
Empire State Realty Trust, Inc. Class A 563 4,403
Essential Properties Realty Trust, Inc. 614 20,041
Gladstone Commercial Corp. 250 3,745
Global Net Lease, Inc. 1,242 9,986
WP Carey, Inc. 976 61,595
Total 122,460
Health Care REITs 8.7%
CareTrust REIT, Inc. 723 20,663
Global Medical REIT, Inc. 366 3,203
Healthpeak Properties, Inc. 3,770 76,229
Omega Healthcare Investors, Inc. 1,452 55,292
Sabra Health Care REIT, Inc. 1,225 21,401
Sila Realty Trust, Inc. 289 7,719
Ventas, Inc. 1,395 95,920
Total 280,427
Hotel & Resort REITs 4.0%
Apple Hospitality REIT, Inc. 1,377 17,777
Chatham Lodging Trust 173 1,233
DiamondRock Hospitality Co. 713 5,504
Host Hotels & Resorts, Inc. 3,217 45,714
Park Hotels & Resorts, Inc. 1,153 12,314
Pebblebrook Hotel Trust 429 4,346
RLJ Lodging Trust 881 6,951
Ryman Hospitality Properties, Inc. 259 23,683
Summit Hotel Properties, Inc. 536 2,900
Sunstone Hotel Investors, Inc. 695 6,540
Xenia Hotels & Resorts, Inc. 338 3,975
Total 130,937
Industrial REITs 2.1%
First Industrial Realty Trust, Inc. 443 23,905
LXP Industrial Trust 1,585 13,710
STAG Industrial, Inc. 826 29,835
Total 67,450
Office REITs 3.9%
Brandywine Realty Trust 941 4,197
COPT Defense Properties 488 13,308
Cousins Properties, Inc. 719 21,210
Douglas Emmett, Inc. 784 12,544
Easterly Government Properties, Inc. 605 6,413
Highwoods Properties, Inc. 589 17,458
Kilroy Realty Corp. 618 20,246
Orion Properties, Inc. 303 648
Paramount Group, Inc. 733 3,152
Piedmont Office Realty Trust, Inc. Class A 667 4,916
Vornado Realty Trust 643 23,784
Total 127,876
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 13.4%
American Homes 4 Rent Class A 1,203 45,485
AvalonBay Communities, Inc. 475 101,944
Camden Property Trust 349 42,683
Equity LifeStyle Properties, Inc. 620 41,354
Essex Property Trust, Inc. 209 64,073
Invitation Homes, Inc. 2,003 69,805
UDR, Inc. 1,446 65,316
Veris Residential, Inc. 305 5,161
Total 435,821
Retail REITs 11.1%
Brixmor Property Group, Inc. 1,355 35,975
InvenTrust Properties Corp. 252 7,401
NNN REIT, Inc. 818 34,888
Phillips Edison & Co., Inc. 414 15,107
Simon Property Group, Inc. 1,442 239,487
SITE Centers Corp. 291 3,737
Tanger , Inc. 379 12,806
Urban Edge Properties 579 11,001
Total 360,402
Specialized REITs 52.4%
American Tower Corp. 1,508 328,141
Crown Castle, Inc. 2,226 232,016
Digital Realty Trust, Inc. 1,069 153,177
EPR Properties 418 21,991
Equinix , Inc. 315 256,835
Gaming and Leisure Properties, Inc. 1,481 75,383
Iron Mountain, Inc. 899 77,350
Lamar Advertising Co. Class A 487 55,411
Outfront Media, Inc. 948 15,301
Public Storage 790 236,439
Rayonier, Inc. 628 17,508
SBA Communications Corp. 352 77,443
Uniti Group, Inc. 795 4,007
VICI Properties, Inc. 4,577 149,302
Total 1,700,304
Total Real Estate 3,225,677
Total Common Stocks
(Cost $2,986,228) 3,225,677
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.182%
(a)
16,006 16,006
Total Money Market Funds
(Cost $16,006) 16,006
Total Investments in Securities
(Cost $3,002,234) 3,241,683
Other Assets & Liabilities, Net 2,977
Net Assets 3,244,660
(a) The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
REIT Real Estate Investment Trust
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT322_12_R01_(05/25)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.